Submission	May 26, 2026
Submission [Line Items]
Central Index Key	0002091017
Registrant Name	Sunshine Silver Mining & Refining Co
Registration File Number	333-295768
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A